  Filed pursuant to Rule 497
Registration No.: 333-206730

TRITON PACIFIC INVESTMENT CORPORATION, INC.

Supplement dated July 10, 2017

to

Prospectus dated May 3, 2017

This supplement contains information which amends, supplements or modifies certain information contained in the Prospectus of Triton Pacific Investment Corporation, Inc. dated May 3, 2017, as previously supplemented and amended (as so supplemented and amended, the “Prospectus”).

New Transfer Agent

Commencing July 10, 2017, Phoenix American Financial Services, Inc. (“Phoenix”) shall serve as our transfer agent, plan administrator, distribution paying agent and registrar. As a result, we have amended our subscription agreement to reflect the engagement of Phoenix as our new transfer agent. We have attached our updated subscription agreement as Annex A to this Supplement.

We have also updated the subscription information contained in the Prospectus to reflect the addition of Phoenix as our transfer agent as follows:

TRITON PACIFIC INVESTMENT CORPORATION, INC.

HOW TO SUBSCRIBE

Please execute and deliver the Subscription Agreement, along with payment to the Company as follows:

Triton Pacific Investment Corporation, Inc.

c/o Phoenix American Financial Services, Inc.

2401 Kerner Blvd.

San Rafael, CA 94901

Pay by check, bank draft or bank wire transfer, the full amount of the Shares subscribed for, as follows:

•	Payments by check or bank draft should be made payable to: Phoenix American Financial Services, Inc. as Trustee for Triton Investment delivered to the following address:

Triton Pacific Investment Corporation, Inc.
c/o Phoenix American Financial Services, Inc.
2401 Kerner Blvd.
San Rafael, CA 94901
TPCSupport@phxa.com

•	Payment by bank transfer or wire transfer should be made directly to: Phoenix American Financial Services, Inc. as Trustee for Triton Investment, as follows:

Bank of the West
ABA Routing: 121100782
Account: 046489662
Walnut Creek, CA

If wiring funds, please complete and execute the Subscription Agreement and send it to the address noted above.

ANNEX A: SUBSCRIPTION AGREEMENT

Subscription Agreement

Please return subscription and checks to:

Triton Pacific Investment Corporation, Inc.

c/o Phoenix American Financial Services, Inc.

2401 Kerner Blvd

San Rafael, CA 94901

Checks should be made payable to:

Phoenix American Financial Services, Inc. as Trustee for

Triton Investment

* If custodial held account, please send all
paperwork directly to custodian for sign off.

Wires to: Bank of the West ABA Routing: 121100782 Account: 046489662 Walnut Creek, CA

The undersigned investor(s) (the “Investor(s)”) hereby tenders this subscription and applies for the purchase of the dollar amount of shares of common stock (the “Shares”) of Triton Pacific Investment Corporation, Inc. a Maryland corporation (the “Company”) set forth below:

1. Investment Information (Choose One)

Amount of Investment	$
☐ Initial Investment (Minimum $5000) ☐ Shares are being purchased net of commissions*		☐ Additional Investment (Minimum $500)

*	Eligible employees of the Company, affiliated registered representatives, or pursuant to a wrap fee arrangement.

Type of Investment (select only one) – Mark the appropriate box determined by agreement on file with Triton Pacific Securities, LLC

☐ CLASS A SHARE See prospectus for additional information.

☐ CLASS T SHARE (Trail) See prospectus for additional information.

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Type of Ownership (select only one)

☐	Individual Account	☐	Retirement Plans	☐	Joint Tenants
☐	Uniform Gift/Transfer to Minors (UGMA/UTMA) State ______	☐	Qualified Pension or Profit Sharing Plan	☐	Joint Tenant with Right of Survivorship
			(include plan documents)	☐	Tenants in Common
				☐	Tenants by Entirety
☐	Other (include authorizing documentation)	☐	Corporation, Partnership, Trust, Association, Company or other entity (include authorizing documents)	☐	Community Property

(Specify)

Custodial Ownership ☐ IRA ☐ Rollover IRA ☐ Roth IRA ☐ SEP IRA	☐ Keogh ☐ 401 K Plan ☐ Other (specify)	Custodians must fill out additional custodian information in section 4a. Owner and custodian signature required.

Custodian Information: Complete this section if this is an IRA or the custodial account. Changes to custodial distribution information can only be made by the custodian firm.

Name of Firm (Bank, Brokerage, Custodian)	TAX ID

Account Name	Account Number

Address	Telephone

City, State, Zip Code	Alternative Telephone

Fax	E-mail

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2. Investor(s) Information (Beneficial owner in whose name shares are to be registered.)

Name of Primary Investor (Investor/Trust)	SS/Tax ID # Date of Birth	Citizenship (if non-US)

Name of Secondary Investor (Investor/Trust)/ Minor (UGMA/UTMA)	SS/Tax ID # Date of Birth	Citizenship (if non-US)

Name of Third Investor (Investor/Trust)	SS/Tax ID # Date of Birth	Citizenship (if non-US)

Primary Address

City, State, Zip Code	Primary Telephone

Primary Contact / Authorized Signatory	Alternative Telephone

E-mail	Fax

Mailing Address (if different)/Secondary Investor Contact

☐ Check for duplicate copies to be sent

Primary Address Suite

City, State, Zip Code	Primary Telephone

Secondary Contact / Authorized Signatory	Alternative Telephone

E-mail	Fax

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3. Distribution Information

Please send distributions by:

__ Initials I choose to participate in the Triton Pacific Investment Corporation’s Dividend Reinvestment Plan and agree to abide by its terms.
__ Initials Check to my address in Section 2: ☐Primary ☐ Secondary __ Initials Check to Custodial Account (IRA, Etc.) (complete section 4a on the following page)	__ Initials ACH (Direct Deposit) to Financial Institution (Please attach a pre-printed voided check and complete section below) __ Initials Send check to Financial Institution below

Financial Institution	ABA	Address

Account Name	Account Number	City, State	Zip Code

4. Electronic Delivery of Documents

__ Initials - In lieu of receiving documents by mail, I authorize Triton Pacific Investment Corporation, Inc. to make available on its website at www.tritonpacificpe.com its quarterly reports, annual reports, proxy statements, prospectus supplements or other reports required to be delivered to me, as well as any investment or marketing updates, and to notify me via email when such reports or updates are available. Any investor who elects this option must provide an email address in Section 3 above.

5. Signatures

Please carefully read and separately initial each of the representations below. In case of joint investors, each must initial. Except in the case of fiduciary accounts, you may not grant any person power of attorney to make such representations on your behalf.

In order to induce the company to accept this subscription,
I (we) hereby represent and warrant that:

	Beneficial Owner		Joint Owner

(a) At least five days prior to signing this prospectus I (we) have received the final Prospectus for the Company relating to the Shares, where the terms and conditions of the offering are described;	Initials	_____	Initials	_____

(b)  I (we) certify that I (we) have (i) a net worth (exclusive of home, home furnishings and automobiles) of $250,000 or more; or (ii) a net worth (exclusive of home, home furnishings and automobiles) of at least $70,000 and had during the last tax year or estimate that I (we) will have during the current tax year a minimum of $70,000 annual gross income; or (iii) I am (we are) a resident of Alabama, Arizona, California, Idaho, Iowa, Kansas, Kentucky, Maine, Massachusetts, Michigan, Nebraska, New Jersey, New Mexico, North Dakota, Oklahoma, Oregon, Tennessee or Texas and I meet the higher suitability requirements imposed by my state of primary residence as set forth in the Prospectus under “Suitability Standards”.

	Initials	_____	Initials	_____

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(c) I am (we are) purchasing Shares for my (our) own account.	Initials	_____	Initials	_____
(d) I (we) acknowledge that the Shares are not liquid there is no public markets for the Shares, and I (we) may not be able to sell the Shares	Initials	_____	Initials	_____
(e) If I am (we are) a resident of Alabama, in addition to the general suitability standards, I (we) certify that I (we) have a liquid net worth of at least 10 times my (our) investment in the Company and its affiliates.	Initials	_____	Initials	_____
(f) If I am (we are) a resident of California, I (we) certify that I (we) have either: (i) a liquid net worth of $75,000 and annual gross income $150,000 or (ii) a liquid net worth of at least $350,000. Additionally, my (our) total investment in the company does not exceed 10% of my (our) net worth.	Initials	_____	Initials	_____
(g) If I am (we are) a resident of Idaho, I (we) certify that I (we) have either: (i) a liquid net worth of $85,000 and annual gross income of $85,000 or (ii) a liquid net worth of at least $300,000. Additionally, my (our) total investment in the company does not exceed 10% of my (our) liquid net worth (as defined as cash plus cash equivalents).	Initials	_____	Initials	_____
(h) If I am (we are) a resident of Iowa, I (we) certify that my (our) investment in the Company does not exceed 10% of my (our) liquid net worth For this purpose, “liquid net worth” is defined as that portion of net worth that consists of cash, cash equivalents and readily marketable securities.	Initials	_____	Initials	_____
(i) If I am (we are) a resident of Kansas, I (we) hereby acknowledge that the office of the Kansas Securities Commissioner recommends that I (we) limit my (our) aggregate investment in the company and other similar investments to not more than 10% of my (our) liquid net worth. Liquid net worth is that portion of your total net worth (assets minus liabilities) that is comprised of cash, cash equivalents and readily marketable securities.	Initials	_____	Initials	_____
(j) If I am (we are) a resident of Kentucky, I (we) certify that I (we) have either: (i) a liquid net worth of $85,000 and annual gross income of $85,000 or (ii) a liquid net worth of $300,000. Additionally, my (our) total investment in the company does not exceed 10% of my (our) liquid net worth.	Initials	_____	Initials	_____
(k) If I am (we are) a resident of Maine, I (we) certify that my (our) investment in the Company does not exceed 10% of my (our) liquid net worth	Initials	_____	Initials	_____
(l) If I am (we are) a resident of Massachusetts, I (we) certify that I (we) will limit our investment in the Company together with investments in other business development companies and direct participation investments to a maximum of 10% of my (our) liquid net worth.	Initials	_____	Initials	_____
(m) If I am (we are) a resident of Michigan, I (we) certify that I (we) will limit our investment in the Company to a maximum of 10% of my (our) net worth.	Initials	_____	Initials	_____
(n) If I am (we are) a resident of Nebraska, I (we) certify that I (we) have either: (i) an annual gross income of at least $100,000 and a net worth of at least $350,000 or (ii) a net worth of at least $500,000. Additionally, I (we) will not invest more than 10% of my (our) net worth in the Company, excluding the value of my (our) home, home furnishings or automobiles.	Initials	_____	Initials	_____
(o) If I am (we are) a resident of New Jersey must and have either: (i) a minimum liquid net worth of at least $100,000 and minimum annual gross income of at least $100,00, or (ii) a minimum liquid net worth of $350,000. For these purposes, “liquid net worth” is defined as that portion of net worth (total assets exclusive of home, home furnishings and automobiles, minus total liabilities) that consists of cash, cash equivalents and readily marketable securities. Additionally, my (our) total investment in the Company, the shares of any of our affiliates and other direct participation investments shall not exceed 10% of my (our) liquid net worth.	Initials	_____	Initials	_____
(p) If I am (we are) a resident of New Mexico, I (we) certify that my (our) investment in the Company as well as my (our) investments in any of the Company’s affiliates or any other business development companies will not, collectively, exceed 10% of my (our) liquid net worth.	Initials	-_____	Initials	_____
(q) If I am (we are) a resident of North Dakota, I (we) certify that my (our) investment in the Company will not exceed 10% of my (our) net worth.	Initials	_____	Initials	_____
(r) If I am (we are) a resident of Oklahoma, , I (we) certify that I (we) have either: (i) a minimum annual gross income of $100,000 and a minimum net worth of $100,000 or (ii) a minimum net worth of $250,000, exclusive of home, home furnishings and automobile, irrespective of gross annual income. Additionally, I (we) certify that my (our) investment in the Company will not exceed 10% of my (our) net worth (not including home, home furnishings and automobiles).	Initials	_____	Initials	_____
(s) If I am (we are) a resident of Oregon, I (we) certify that my (our) investment in the Company will not exceed 10% of my (our) net worth.	Initials	_____	Initials	_____
(t) If I am (we are) a resident of Tennessee, I (we) certify that I (we) have either: (i) a minimum annual gross income of $100,000 and a minimum net worth of $100,000 or (ii) a minimum net worth of $250,000, exclusive of home, home furnishings and automobile. Additionally, my (our) investment in the Company will not exceed 10% of my (our) liquid net worth.	Initials	_____	Initials	_____

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(u) If I am (we are) a resident of Texas, I (we) certify that I (we) have either: (i) a minimum annual gross income of $100,000 and a minimum net worth of $100,000 or (ii) a minimum net worth of $250,000, exclusive of home, home furnishings and automobile, irrespective of gross annual income. Additionally, my (our) investment in the Company will not exceed 10% of my (our) liquid net worth.	Initials	_____	Initials	_____

For Ohio Residents – The state of Ohio provides that it shall be unsuitable for an Ohio investor's aggregate investment in our shares, the shares of any of our affiliates and in other non-traded business development companies to exceed ten percent (10%) of his, her, or its liquid net worth. "Liquid net worth" shall be defined as that portion of net worth (total assets exclusive of primary residence, home furnishings, and automobiles minus total liabilities) that is comprised of cash, cash equivalents and readily marketable securities.

[continued on following page]

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6. Signatures (cont’d)

Substitute IRS W-9 Certification

Under penalty of perjury, Investor(s) certifies that:

1.	Investor(s) has (have) provided the correct taxpayer identification number (or Investor is waiting for a number to be issued to Investor), and
2.	Investor(s) is (are) not subject to backup withholding because: (a) Investor(s) is (are) exempt from backup withholding, or (b) Investor(s) has (have) not been notified by the Internal Revenue Service (IRS) that Investor(s) is (are) subject to backup withholdings as a result of a failure to report all interest or dividends, or (c) the IRS has notified Investor(s) that Investor(s) is (are) no longer subject to backup withholding, and
3.	Investor(s) is (are) a U.S. person(s) (including a U.S. resident alien).

Note: Investor(s) must cross out item (2) above if Investor(s) has (have) been notified by the IRS that they are currently subject to backup withholding because they have failed to report all interest and dividends on their tax return.

By signing below, you hereby acknowledge and agree that subscriptions may be rejected in whole or in part by the Company in its sole and absolute discretion and that you have not purchased Shares in the Company until the Company has accepted your subscription. You will receive a confirmation of your purchase, subject to acceptance by the Company, within 30 days from the date your subscription is received, and that the sale of Shares pursuant to this subscription agreement will not be effective until at least five business days after the date you have received a final Prospectus. Residents of the States of Maine, Massachusetts, Minnesota, Missouri, Nebraska and Ohio who first received the Prospectus only at the time of subscription may receive a refund of the subscription amount upon request to the Company within five business days of the date of subscription.

You hereby acknowledge that the assignability and transferability of the Shares is restricted and governed by the terms of the Prospectus; and you should not invest in the Shares unless you have an adequate means of providing for your current needs and personal contingencies and have no need for liquidity in this investment.

The Company is required by law to obtain, verify and record certain personal information from you or persons on your behalf in order to establish the account. Required information includes name, date of birth, permanent residential address and social security/taxpayer identification number. We may also ask to see other identifying documents. If you do not provide the information, the Company may not be able to open your account. By signing the Subscription Agreement, you agree to provide this information and confirm that this information is true and correct. You further agree that the Company may discuss your personal information and your investment in the Shares at any time with entities that assist in providing account maintenance or customer service to the Company and with your then current financial advisor. If we are unable to verify your identity, or that of another person(s) authorized to act on your behalf, or if we believe we have identified potentially criminal activity, we reserve the right to take action as we deem appropriate which may include closing your account.

[Signatures on following pages]

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By signing below, you also acknowledge:

•	You should not expect to be able to resell your shares regardless of how we perform.
•	If you are able to sell your shares, you are likely to receive less than your purchase price.
•	We currently intend to seek a listing of our shares on a national securities exchange between five and seven years following the completion of this offering, or, if we believe that market conditions are then not suited for a listing, we will attempt to complete an alternative liquidity event. Accordingly, you may be unable to sell your shares prior to at least 2018.
•	There can be no assurance, however, that we will be able to obtain a listing or complete a liquidity event within such time frame. Should we not be able to do so within seven years following the completion of this offering, subject to the authority of our independent directors or the rights of the stockholders to postpone liquidation, we will cease to make investments in new portfolio companies and will begin the orderly liquidation of our assets.
•	If we list our shares, they may trade below our net asset value per share, as is common with publicly-traded closed-end funds.
•	An investment in our shares is not suitable for all investors, particularly investors who require short or medium term liquidity. See “Suitability Standards”, “Share Repurchase Program” and “Liquidity Strategy” in the Prospectus.
•	We have implemented a share repurchase program, which the Company may suspend at any time. Only a limited number of shares will be eligible for repurchase at a 10% discount to the then current offering price.
•	For a significant time after the commencement of our offering, a substantial portion of our distributions may result from expense reimbursements from our Advisor, which are subject to repayment by us. You should understand that any such distributions are not based on our investment performance, and can only be sustained if we achieve positive investment performance in future periods and/or our Advisor continues to make such expense reimbursements. You should also understand that our future repayments may reduce the distributions that you would otherwise receive.

IN WITNESS WHEREOF, the undersigned does hereby execute this Subscription Agreement.

The Internal Revenue Service does not require consent to any provision of this document other than the certifications required to avoid backup withholding.

Print Name Primary Owner (authorized signatory)	Signature	Title (if applicable)	Date

Print Name Secondary Owner (authorized signatory)	Signature (if applicable)	Title (if applicable)	Date

Custodian Signature (if applicable)

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7. Financial Representative Certification

If a financial representative has assisted in advising the Investor(s) in evaluating the investment, the representative is required to certify the following.

Name of Financial Representative		Name of Company (the “Firm”)

CRD#	Financial Representative#	OSJ - Branch Number#

Primary Address of Sales Representative

City, State, Zip Code		Primary Telephone

e-mail		Fax

Associated Broker Dealer (if applicable)		Broker Dealer Home Office Contact

Have you changed firm affiliation (since last purchase)?
☐ Yes ☐ No

Certification

I do hereby certify that I am acting as a representative of the Firm in advising Investor(s) with regard to their investment in the Company, and that to the best of my knowledge a copy of this Certification has been reviewed by my supervisor at the Firm and by the Firm’s Compliance Department. I further certify that to the best of my knowledge, the firm:

1.	has discussed with the Investor(s) such Investor(s)’ prospective purchase of Shares;
2.	has delivered to the Investor(s) a current Prospectus and related supplements, if any;
3.	has advised such Investor(s) of all pertinent facts with regard to the fundamental risks of the investment, including the lack of liquidity and marketability of the Shares;
4.	has reasonable grounds to believe that the Investor(s) is (are) purchasing these Shares for his or her own account;
5.	has reasonable grounds to believe that the purchase of Shares is a suitable investment for such Investor(s), that such Investor(s) meets the suitability standards required by applicable law or as forth in the Prospectus and related supplements, if any, that such Investor(s) is (are) in a financial position to enable such Investor(s) to realize the benefits of such an investment and to suffer any loss that may occur with respect thereto and that such Investor(s) has an understanding of the fundamental risks of the investment, the background and qualifications of the persons managing Triton Pacific Investment Corporation, Inc. and the tax consequences of purchasing and owning Shares;
6.	that the firm will obtain and retain records relating to such Investor(s)’ suitability for a period of six years;
7.	that the Firm has acted in accordance with all necessary rules and regulations including without limitation the “USA Patriot Act” and any required Customer Identification Program (“CIP”) and Anti-Money Laundering (“AML”) rules and has, in accordance with all applicable laws, obtained, verified, and recorded the appropriate information and official documentation to verify any information provided by the Investor(s) that accurately identifies the Investor(s), including (but not limited to): name, date of birth, tax id number, permanent address, telephone number(s); and in the case of a non-natural persons, certificate of incorporation, partnership agreement, operating agreement, articles of association, necessary resolutions, signatory authorizations, etc.; and
8.	Investor Privacy Protection: All necessary steps have been taken as required by applicable law, including, but not limited to, the Gramm-Leach-Bliley Act, to protect the privacy of the Investor(s) and the financial representative has provided the Investor(S) with its privacy notice as required by law.

In Witness Whereof, I have executed this Certification:

Date:
Signature of Representative

Date:
Principal signature (if required by Broker/Dealer or Financial firm)

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APPENDIX A TO SUBSCRIPTION AGREEMENT

NOTICE TO STOCKHOLDER OF ISSUANCE OF UNCERTIFICATED SHARES OF COMMON STOCK

Containing the Information Required by Section 2-211
of the Maryland General Corporation Law

To: Stockholder

From: Triton Pacific Investment Corporation, Inc.

Shares of Common Stock, $0.001 par value per share

Triton Pacific Investment Corporation, Inc., a Maryland corporation (the “Corporation”), is issuing to you, subject to acceptance by the Corporation, the number of shares of its common stock (the “Shares”) that correspond to the dollar amount of your subscription as set forth in your subscription agreement with the Corporation. The Shares do not have physical certificates. Instead, the Shares are recorded on the books and records of the Corporation, and this notice is given to you of certain information relating to the Shares. All capitalized terms not defined herein have the meanings set forth in the Corporation’s Charter, as the same may be amended from time to time, a copy of which, including the restrictions on transfer and ownership, will be furnished to each holder of Shares of the Corporation on request and without charge. Requests for such a copy may be directed to the Secretary of the Corporation at its principal office.

The Corporation has the authority to issue shares of stock of more than one class. Upon the request of any stockholder, and without charge, the Corporation will furnish a full statement of the information required by Section 2-211 of the Maryland General Corporation Law with respect to certain restrictions on ownership and transferability, the designations and any preferences, conversion and other rights, voting powers, restrictions, limitations as to dividends and other distributions, qualifications, terms and conditions of redemption of the shares of each class of stock which the Corporation has authority to issue, the differences in the relative rights and preferences between the shares of each series to the extent set, and the authority of the Board of Directors to set such rights and preferences of subsequent series. Such requests must be made to the Secretary of the Corporation at its principal office.

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